Victory Sycamore Small Company Opportunity Fund N-1A Cover	Feb. 05, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VICTORY PORTFOLIOS
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 05, 2026
Prospectus Date	Nov. 01, 2025
Supplement to Prospectus [Text Block]	Victory PortfoliosVictory Sycamore Established Value FundSupplement dated February 6, 2026 to the Summary Prospectus and Prospectus dated November 1, 2025, as in effect and as may be amended from time to timeThe first sentence of the second paragraph under “Principal Investment Strategy” on page 2 of the Summary Prospectus and Prospectus is revised to state as follows:As of September 30, 2025, the Russell Midcap® Value Index included companies with approximate market capitalizations between $1.1 billion and $127.6 billion.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.34268-00-0226Victory PortfoliosVictory Sycamore Small Company Opportunity Fund Supplement dated February 6, 2026 to the Summary Prospectus and Prospectus dated November 1, 2025, as in effect and as may be amended from time to timeThe second sentence of the second paragraph under “Principal Investment Strategy” on page 2 of the Summary Prospectus and on page 9 of the Prospectus is revised to state as follows: As of September 30, 2025, the Russell 2000® Value Index included companies with approximate market capitalizations between $58.6 million and $21.9 billion.If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.34267-00-0226